   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 16, 1996


                                                     REGISTRATION NOS. 333-06071
                                                                        811-4235
                                                     FISCAL YEAR END DECEMBER 31
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM S-6

                        POST - EFFECTIVE AMENDMENT NO. 2


                            ------------------------

        FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES
              OF UNIT INVESTMENT TRUSTS REGISTERED ON FORMS N-8B-2

                        MONY AMERICA VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                                 EDWARD P. BANK
                   VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

---------------


     It is proposed that this filing will become effective on December 23, 1996 pursuant to Rule 485(a).


     The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice was filed on February 29, 1996.

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

                                     PART I

                     (INFORMATION REQUIRED IN A PROSPECTUS)


     The form of Prospectus is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-06071 and 811-04235.

                                    PART II

                    (INFORMATION NOT REQUIRED IN PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

     The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

          SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

          SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATIONS RELATING TO RULE 6E-3(T)

     To the extent that Rule 6e-3(T) may be deemed not to have implicitly been amended as a result of the amendment of Sections 26 and 27 of the Investment Company Act of 1940 by Section 205 of the National Securities Markets Improvement Act of 1996, the Registrant represents:

     1. This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

     2. The Registrant elects to be governed by Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940.

     3. Section 6e-3(T)(b)(13)(iii)(F) is being relied upon.

     4. The level of the mortality and expense risk charge is within the range of industry practice for comparable flexible contracts.

     5. The proceeds from explicit sales loads will cover the expected costs of distributing the Policies.

     The methodology used to support the representation made in paragraph 4 above is based on an analysis of flexible premium variable life policies submitted to the Commission and currently available for sale which contain similar guarantees and are sold in similar markets. Registrant undertakes to keep and make available to the Commission on request the documents used to support the representation in paragraph 4 above.

                     REPRESENTATIONS RELATING TO SECTION 26
                     OF THE INVESTMENT COMPANY ACT OF 1940


     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                       CONTENTS OF REGISTRATION STATEMENT


     This Registration Statement incorporated by reference Part I of Post-Effective Amendment No. 1 to Registration Statement No. 333-06071 and 811-04235 (The "Post-Effective Amendment") and all Exhibits to the Post-Effective Amendment.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MONY LIFE INSURANCE COMPANY OF AMERICA, HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK AND THE STATE OF NEW YORK, ON THIS 16TH DAY OF DECEMBER, 1996.



                                    MONY America Variable Account L of
                                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                    By:          /s/ MICHAEL I. ROTH

                                       -----------------------------------------
                                        MICHAEL I. ROTH, DIRECTOR, CHAIRMAN OF
                                         THE BOARD AND CHIEF EXECUTIVE OFFICER

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT HAS BEEN DULY SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.


               SIGNATURE                                                             DATE
----------------------------------------                                      ------------------
          /s/ MICHAEL I. ROTH              Director, Chairman of the Board
----------------------------------------     and Chief Executive Officer
            MICHAEL I. ROTH
           /s/ SAMUEL J. FOTI                  Director, President and
----------------------------------------       Chief Operating Officer
             SAMUEL J. FOTI
          /s/ RICHARD DADDARIO                 Director, Vice President
----------------------------------------            and Controller
            RICHARD DADDARIO                   (Principal Financial and
                                                 Accounting Officer)
         /s/ KENNETH M. LEVINE                       Director and             December 16, 1996
----------------------------------------       Executive Vice President
           KENNETH M. LEVINE
         /s/ RICHARD E. CONNORS                        Director
----------------------------------------
           RICHARD E. CONNORS
          /s/ STEPHEN J. HALL                          Director
----------------------------------------
            STEPHEN J. HALL